Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Dec. 19, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Risk/Return:
Trading Symbol	EARAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECRAX
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Risk/Return:
Trading Symbol	EIRAX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Risk/Return:
Trading Symbol	ERBAX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ERBCX
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Risk/Return:
Trading Symbol	ERBIX
Eaton Vance Greater China Growth Fund | Class A
Risk/Return:
Trading Symbol	EVCGX
Eaton Vance Greater China Growth Fund | Class C
Risk/Return:
Trading Symbol	ECCGX
Eaton Vance Greater China Growth Fund | Class I
Risk/Return:
Trading Symbol	EICGX
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:
Trading Symbol	ETHSX
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:
Trading Symbol	ECHSX
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:
Trading Symbol	EIHSX
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:
Trading Symbol	ERHSX